RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - USD ($)		6 Months Ended		9 Months Ended
	Jan. 16, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
RELATED PARTY TRANSACTIONS
Proceeds received from note payable to related party				$ 17,572
Sponsor Note
RELATED PARTY TRANSACTIONS
Proceeds received from note payable to related party		$ 125,000	$ 125,000	125,000
Sponsor Note | Maximum
RELATED PARTY TRANSACTIONS
Amount agreed to be loaned	$ 300,000
Working Capital Loans
RELATED PARTY TRANSACTIONS
Loan amount from Sponsor outstanding		$ 0	$ 0	$ 0
Price of warrants (in dollars per share)		$ 1.00	$ 1.00	$ 1.00
Working Capital Loans | Maximum
RELATED PARTY TRANSACTIONS
Loans convertible into warrants		$ 2,500,000	$ 2,500,000	$ 2,500,000